UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden, Jr.
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden, Jr.	Savannah, Georgia	 August 11, 2011

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	123

Form13F Information Table Value Total:	248,001

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      927     9770 SH       SOLE         01          8470              1300
AT&T Corp.                     COM              00206R102     3344   106461 SH       SOLE         01         99556              6905
Abbott Labs                    COM              002824100      874    16617 SH       SOLE         01         15117              1500
Aflac Inc.                     COM              001055102     2292    49098 SH       SOLE         01         48358               740
Allstate Corp.                 COM              020002101      309    10134 SH       SOLE         01          9834               300
Altria Group Inc               COM              02209s103      248     9400 SH       SOLE         01          9400
Altria Group Inc               COM              02209s103      252     9525 SH       SOLE                     4125              5400
Altria Group Inc               COM              02209s103      111     4200 SH       OTHER                                      4200
American Express Co.           COM              025816109     3523    68148 SH       SOLE         01         63923              4225
Amgen Corp.                    COM              031162100     2833    48550 SH       SOLE         01         44200              4350
Automatic Data Processing Inc  COM              053015103     3631    68925 SH       SOLE         01         64950              3975
Avon Products                  COM              054303102      408    14565 SH       SOLE         01         12840              1725
BLDRS Emerging Market 50 Index COM              09348r300     1867    40075 SH       SOLE         01         38325              1750
Bank of America Corp.          COM              060505104     1330   121333 SH       SOLE         01        114356              6977
Bard (C.R.), Inc.              COM              067383109     2365    21525 SH       SOLE         01         21125               400
Baxter International Inc.      COM              071813109      370     6200 SH       SOLE         01          6200
Berkshire Hathaway Class B     COM              084670207     3945    50975 SH       SOLE         01         47115              3860
Best Buy Co., Inc.             COM              086516101     1239    39442 SH       SOLE         01         38237              1205
CVS/Caremark Corporation       COM              126650100     3406    90640 SH       SOLE         01         85140              5500
Caterpillar Inc.               COM              149123101     3598    33800 SH       SOLE         01         32245              1555
Chevron Corp.                  COM              166764100     3948    38388 SH       SOLE         01         35684              2704
Cisco Systems, Inc.            COM              17275r102     2910   186431 SH       SOLE         01        174806             11125
Coca Cola Co.                  COM              191216100     4188    62231 SH       SOLE         01         57156              4935
Colgate - Palmolive            COM              194162103     1367    15640 SH       SOLE         01         15185               455
Comcast Cl A                   COM              20030N101     2051    80927 SH       SOLE         01         76827              4100
ConocoPhillips                 COM              20825c104     6658    88551 SH       SOLE         01         81764              6787
ConocoPhillips                 COM              20825c104      164     2185 SH       SOLE                      600              1585
ConocoPhillips                 COM              20825c104       98     1304 SH       OTHER                                      1304
Costco Wholesale Corp.         COM              22160k105     4566    56206 SH       SOLE         01         50041              6165
Danaher Corporation            COM              235851102     3806    71821 SH       SOLE         01         66871              4950
Devon Energy Corporation       COM              25179m103     3491    44300 SH       SOLE         01         41100              3200
Diageo PLC ADR                 COM              25243Q205     3182    38865 SH       SOLE         01         36990              1875
Disney (Walt) Co.              COM              254687106     5319   136235 SH       SOLE         01        128170              8065
Dow Jones Dividend ETF (DVY)   COM              464287168      871    16450 SH       SOLE         01         14425              2025
DuPont                         COM              263534109     4126    76332 SH       SOLE         01         71807              4525
Emerson Electric Co.           COM              291011104     2320    41240 SH       SOLE         01         38510              2550
Exxon Mobil Corp.              COM              30231G102     5952    73134 SH       SOLE         01         71054              2080
Exxon Mobil Corp.              COM              30231G102      210     2579 SH       SOLE                      100              2479
Exxon Mobil Corp.              COM              30231G102      142     1750 SH       OTHER                                      1750
Fiserv Incorporated            COM              337738108     4597    73395 SH       SOLE         01         69090              4305
General Electric Co.           COM              369604103     4411   233878 SH       SOLE         01        222177             11701
General Electric Co.           COM              369604103      162     8615 SH       SOLE                     1300              7315
General Electric Co.           COM              369604103      211    11200 SH       OTHER                                     11200
Goldman Sachs Group            COM              38141g104     1689    12688 SH       SOLE         01         12083               605
Goodrich Corporation           COM              382388106     3860    40420 SH       SOLE         01         38670              1750
Google Inc                     COM              38259P508     1784     3523 SH       SOLE         01          3331               192
Helmerich & Payne              COM              423452101     2486    37605 SH       SOLE         01         36205              1400
Hewlett Packard Co             COM              428236103     3206    88076 SH       SOLE         01         82376              5700
Home Depot Inc.                COM              437076102     4692   129533 SH       SOLE         01        122608              6925
Honeywell Intl Inc.            COM              438516106     3499    58725 SH       SOLE         01         54825              3900
Infosys Technologies           COM              456788108     4091    62715 SH       SOLE         01         58615              4100
Int'l Business Machines Corp.  COM              459200101     2702    15748 SH       SOLE                    14973               775
Int'l Business Machines Corp.  COM              459200101       88      515 SH       SOLE                      275               240
Int'l Business Machines Corp.  COM              459200101      117      680 SH       OTHER                                       680
Intel Corp.                    COM              458140100     3894   175738 SH       SOLE         01        161463             14275
iShares Russell 3000 Index Fd. COM              464287689      276     3485 SH       SOLE         01          2735               500
iShares Trust MSCI EAFE Index  COM              464287465      393     6535 SH       SOLE         01          6535
iShares Trust Barcl. TIPS Bond COM              464287176      685     6190 SH       SOLE         01          6190
iShares Trust Barcl. TIPS Bond COM              464287176      236     2135 SH       SOLE         01          1075              1060
iShares Trust Barcl. Agg. Bond COM              464287226     4164    39039 SH       SOLE         01         39039
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      764     9059 SH       SOLE         01          9059
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     5493    52335 SH       SOLE         01         52335
JP Morgan Chase & Co           COM              46625H100      712    17403 SH       SOLE         01         16039              1364
Johnson & Johnson              COM              478160104     7540   113353 SH       SOLE         01        107053              6300
Johnson & Johnson              COM              478160104      124     1865 SH       SOLE                      220              1645
Johnson & Johnson              COM              478160104      166     2500 SH       OTHER                                      2500
Kraft Foods Inc                COM              50075n104     2387    67755 SH       SOLE         01         64402              3353
Laramide Res Ltd.              COM              51669t101       38    37500 SH       SOLE         01         37500
Lowe's Cos.                    COM              548661107      486    20861 SH       SOLE         01         20861
Mattel, Inc.                   COM              577081102     1574    57255 SH       SOLE         01         53305              3650
McCormick & Co., Inc.          COM              579780206      225     4540 SH       SOLE         01          4340               200
Medco Health Solutions         COM              58405u102     4784    84636 SH       SOLE         01         79071              5425
Mega Uranium Ltd.              COM              58516w104       26    75000 SH       SOLE         01         75000
Merck & Co. Inc.               COM              589331107      578    16384 SH       SOLE         01         14597              1787
Microsoft Corp.                COM              594918104     2582    99307 SH       SOLE         01         89907              9400
Morgan Stanley                 COM              617446448     1539    66904 SH       SOLE         01         64070              2834
Murphy Oil Corp.               COM              626717102     2748    41855 SH       SOLE         01         37800              3925
Nike Inc. Cl B                 COM              654106103      810     9005 SH       SOLE         01          8885               120
Novo-Nordisk ADR               COM              670100205     1532    12225 SH       SOLE         01         11550               675
Nucor Corp.                    COM              670346105     2994    72635 SH       SOLE         01         68440              3995
Oracle Corporation             COM              68389X105      379    11513 SH       SOLE         01         11013               500
Pepsico Inc.                   COM              713448108     2554    36267 SH       SOLE         01         32462              3805
Pfizer, Inc.                   COM              717081103     1895    91981 SH       SOLE         01         86379              5602
Pfizer, Inc.                   COM              717081103      174     8425 SH       SOLE                     4700              3725
Pfizer, Inc.                   COM              717081103       41     2000 SH       OTHER                                      2000
Phillip Morris Int'l           COM              718172109      287     4300 SH       SOLE         01          4300
Procter & Gamble               COM              742718109     5668    89164 SH       SOLE         01         82444              6720
Republic Services Inc.         COM              760759100     1973    63960 SH       SOLE         01         60285              3675
Schlumberger Ltd.              COM              806857108     3900    45135 SH       SOLE         01         43295              1840
Southern Co.                   COM              842587107      213     5267 SH       SOLE         01          5067               200
Southern Co.                   COM              842587107      222     5500 SH       SOLE                     3600              1900
Southern Co.                   COM              842587107       28      700 SH       OTHER                                       700
Stryker Corp.                  COM              863667101     2953    50323 SH       SOLE         01         46303              4020
Sysco Corp.                    COM              871829107     1162    37260 SH       SOLE         01         33535              3725
TJX Companies Inc              COM              872540109     5373   102281 SH       SOLE         01         93381              8900
Teva Pharmaceutical Industries COM              881624209     2050    42517 SH       SOLE         01         41567               750
Tocqueville Tr Gold Fund       COM              888894862     1228    15027 SH       SOLE         01         15027
U. S. Bancorp                  COM              902973304     2955   115845 SH       SOLE         01        113595              2250
Union Pacific Corp.            COM              907818108     2982    28565 SH       SOLE         01         25940              2625
United Parcel Service Cl B     COM              911312106      224     3065 SH       SOLE         01          2690               375
United Technologies Corp.      COM              913017109     5969    67434 SH       SOLE         01         62624              4810
Vanguard Inter Term Bond Index COM              921937819      167     1995 SH       SOLE         01          1995
Vanguard Short Term Bond Index COM              921937827     9621   118731 SH       SOLE         01        118731
Vanguard Short Term Bond Index COM              921937827      771     9510 SH       SOLE                     2410              7100
Vanguard Total Bond Mkt Index  COM              921937835     4069    50135 SH       SOLE         01         50135
Vanguard Total Bond Mkt Index  COM              921937835      426     5250 SH       SOLE                                       5250
Vanguard Emerging Markets Stoc COM              922042858      216     4440 SH       SOLE         01          3970               200
Vanguard Extended Mkt Index ET COM              922908652     1294    22137 SH       SOLE         01         20554              1583
Vanguard Int'l Equity Index ET COM              922042775     1664    33403 SH       SOLE         01         31953              1450
Vanguard Int'l Equity Index ET COM              922042775      352     7075 SH       SOLE                      175              6900
Vanguard Inter Term Govt Index COM              92206C706      988    15895 SH       SOLE         01         15895
Vanguard REIT ETF (VNQ)        COM              922908553     1368    22766 SH       SOLE         01         21141              1625
Vanguard REIT ETF (VNQ)        COM              922908553      245     4077 SH       SOLE                                       4077
Vanguard Total Stock Mkt ETF ( COM              922908769      618     9028 SH       SOLE         01          9028
Vanguard Total Stock Mkt ETF ( COM              922908769      288     4215 SH       SOLE                                       4215
Varian Medical Systems         COM              92220P105     1853    26470 SH       SOLE         01         25820               650
Verizon Communications         COM              92343v104      653    17538 SH       SOLE         01         16794               744
Verizon Communications         COM              92343v104      284     7632 SH       SOLE                     2675              4957
Verizon Communications         COM              92343v104       88     2365 SH       OTHER                                      2365
Wal-Mart Stores                COM              931142103      688    12940 SH       SOLE         01         11540              1400
Walgreen Co.                   COM              931422109      835    19673 SH       SOLE         01         19573               100
WellPoint Inc.                 COM              94973v107     2321    29465 SH       SOLE         01         28230              1235
Wells Fargo & Co.              COM              949746101      376    13400 SH       SOLE         01         11800              1600